Equity Transactions	12 Months Ended
Dec. 31, 2011
Equity Transactions [Abstract]
Equity Transactions

NOTE J – EQUITY TRANSACTIONS

Private Equity Raise

Between January 10, 2011 and January 12, 2011, the Parent Company entered into subscription agreements with certain investors (the "Investors") pursuant to which the Company has sold to the Investors an aggregate of 2,001,667 shares (the "Shares") of the Company's common stock at a price of $1.50 per share (the "Common Stock Financing"). In connection with the Common Stock Financing, the Company also entered into registration rights agreements with the Investors.

The Investors include, among others, (i) the Douglas M. VanOort Living Trust (of which Douglas VanOort, Chief Executive Officer and Chairman of the Company's Board of Directors, is affiliated), (ii) the Steven and Carisa Jones Defined Benefit Pension Plan & Trust (of which Steven Jones, Executive Vice President – Finance and a director of the Company, is affiliated), (iii) The George A. Cardoza Family Trust (of which George Cardoza, the Company's Chief Financial Officer, is affiliated), and (iv) Kevin C. Johnson (who is a director of the Company).

Restricted Stock

On April 27, 2011, the Company granted 24,000 shares of restricted stock to each of the five non-officer directors of the Company for a total of 120,000 restricted shares. These directors were elected by the shareholders and the stock award is for service on the Board of Directors only. Such restricted shares vest a rate of 2,000 shares per quarter on the last day of each calendar quarter beginning on June 30, 2011 and ending on March 31, 2014 so long as each director remains a member of the Board of Directors. The fair market value of each grant of restricted stock on the award date was deemed to be $34,560 or $1.44 per share, which was the closing price of the Parent Company's common stock on the day before the grant as approved by the board of directors. The Company has also agreed to reimburse each Director $12,000 to offset the income taxes due on such restricted stock awards.